UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2007

Legg Mason Partners

Variable Adjustable Rate

Income Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Semi-Annual Report  •  April 30, 2007

What’s

Inside

Portfolio Objective

The Portfolio seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy showed signs of weakening during the six-month reporting period. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. Initially, yields fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Yields then fell sharply at the end of February 2007, as economic data weakened and the stock market experienced its largest one-day decline in more than five years. Overall, during the six months ended April 30, 2007, two-year Treasury yields fell from 4.71% to 4.60%. Over the same period, 10-year Treasury yields moved from 4.61% to 4.63%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv , returned 2.64%.

Legg Mason Partners Variable Adjustable Rate Income Portfolio         I

Performance Review

For the six months ended April 30, 2007, Legg Mason Partners Variable Adjustable Rate Income Portfolio1 returned 2.29%. In comparison, the Portfolio’s unmanaged benchmark, the Citigroup 6-Month U.S. Treasury Bill Indexv, returned 2.53% and its Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average2, increased 2.40% over the same time frame.

Performance Snapshot as of April 30, 2007 (unaudited)

Six Months

Variable Adjustable Rate Income Portfolio[1]	2.29%

Citigroup 6-Month U.S. Treasury Bill Index	2.53%

Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average[2]	2.40%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect current reimbursements and/or fee waivers, which may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

The 30-Day SEC Yield for the period ending April 30, 2007 was 4.59%. Absent these reimbursements or waivers, the 30-Day SEC Yield would have been 4.44%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Total Annual Operating Expenses
As of the Portfolio’s most recent prospectus dated April 30, 2007, the gross total operating expenses were 1.02%.
[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 37 funds in the Portfolio’s Lipper category.

II         Legg Mason Partners Variable Adjustable Rate Income Portfolio

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Board of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM Funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other portfolios that are predominantly fixed- income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Legg Mason Partners Variable Adjustable Rate Income Portfolio         III

The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals led by S. Kenneth Leech, Stephen A. Walsh, Andrea A. Mack, and James J. Flick. The portfolio managers lead the team and their focus is on portfolio structure, including sector allocation, durationvi weighting and term structure decisions.

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio has been informed that the Manager and its affiliates are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Portfolio and its Manager with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 4, 2007

IV         Legg Mason Partners Variable Adjustable Rate Income Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Portfolio is subject to fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. Adjustable rate securities are subject to additional risks such as prepayment risk. The Portfolio may invest in high-yield bonds which are rated below investment grade and carry more risk than higher-rated securities. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Citigroup 6-Month U.S. Treasury Bill Index performance is an average of the last 6-Month Treasury Bill issues. 6-Month U.S. Treasury Bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

Legg Mason Partners Variable Adjustable Rate Income Portfolio         V

Fund at a Glance (unaudited)

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
2.29%	$1,000.00	$1,022.90	0.85%	$4.26

(1)	For the six months ended April 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
5.00%	$1,000.00	$1,020.58	0.85%	$4.26

(1)	For the six months ended April 30, 2007.

(2)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         3

Schedule of Investments (April 30, 2007) (unaudited)

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Face Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5%
$255,849	AAA	ABN Amro Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33 (a)	$250,619
		Banc of America Mortgage Securities Inc.:
52,339	AAA	Series 2003-F, Class 1A1, 6.072% due 7/25/33 (b)	52,788
36,100	AAA	Series 2004-A, Class 1A1, 6.130% due 2/25/34 (b)	36,527
391,296	AAA	Series 2004-E, Class 2A3, 4.107% due 6/25/34 (a)(b)	387,312
129,371	Aaa(c)	Series 2005-A, Class 2A1, 4.462% due 2/25/35 (a)(b)	127,470
56,348	AAA	Bear Stearns Alternate-A Trust, Series 2004-11, Class 1A2, 5.740% due 11/25/34 (b)	56,487
		Bear Stearns ARM Trust:
170,510	AAA	Series 2004-12, Class 1A1, 4.186% due 2/25/35 (a)(b)	168,867
145,896	AAA	Series 2005-6, Class 1A1, 5.085% due 8/25/35 (a)(b)	146,281
246,876	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 5.920% due 10/25/33 (a)(b)	247,030
387,488	AAA	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 5.540% due 12/25/36 (a)(b)(d)	387,730
		Countrywide Alternative Loan Trust:
245,524	AAA	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (a)(b)	245,896
289,385	AAA	Series 2005-72, Class A1, 5.590% due 1/25/36 (a)(b)	289,962
304,242	AAA	Series 2006-OA07, Class 3A1, 5.530% due 6/25/46 (a)(b)	305,153
345,553	AAA	Series 2006-OA11, Class A4, 5.510% due 9/25/46 (a)(b)	345,380
549,856	AAA	Series 2006-OA22, Class A1, 5.480% due 2/25/47 (a)(b)	548,903
		Countrywide Home Loan Mortgage Pass-Through Trust:
55,241	AAA	Series 2001-HYB1, Class 1A1, 6.878% due 6/19/31 (b)	55,146
97,746	AAA	Series 2002-26, Class A4, 5.820% due 12/25/17 (b)	98,037
265,237	AAA	Countrywide Home Loans, Series 2006-3, Class 2A1, 5.570% due 3/25/36 (a)(b)	265,996
321,574	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 5.770% due 6/25/34 (a)(b)	322,430
76,758	AAA	Federal Home Loan Mortgage Corp. (FHLMC), Series 2866, Class WA, PAC, 5.000% due 8/15/16	76,638
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
272,369	AAA	Series 2001-T1, Class A2, 5.746% due 10/25/40 (a)(b)	272,347
112,108	AAA	Series 2002-T19, Class A4, 5.965% due 3/25/42 (a)(b)	114,780
		REMIC Trust:
169,115	AAA	Series 1997-20, Class F, 5.464% due 3/25/27 (a)(b)	170,009
226,548	AAA	Series 2003-117, Class KF, PAC, 5.720% due 8/25/33 (a)(b)	228,190
37,702	AAA	Series 2003-124, Class F, 5.620% due 1/25/34 (b)	37,839
130,746	AAA	Series 2005-86, Class FC, 5.620% due 10/25/35 (a)(b)	130,096
		Whole Loan:
66,711	AAA	Series 2003-W06, Class F, 5.670% due 9/25/42 (b)	67,071
76,854	AAA	Series 2003-W14, Class 2A, 5.970% due 1/25/43 (b)	79,239

See Notes to Financial Statements.

4         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (continued)
$220,678	AAA	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 5.920% due 2/25/36 (a)(b)	$221,656
		Harborview Mortgage Loan Trust:
309,198	AAA	Series 2005-13, Class 2A12, 6.090% due 2/19/36 (a)(b)	312,116
380,367	AAA	Series 2006-13, Class A, 5.500% due 11/19/46 (a)(b)	380,763
		Series 2006-14:
489,389	AAA	Class 2A1A, 5.470% due 3/19/38 (a)(b)	489,945
391,511	AAA	Class 2A1B, 5.520% due 3/19/38 (a)(b)	392,320
391,511	AAA	Class 2A1C, 5.490% due 3/19/38 (a)(b)	391,857
		IMPAC CMB Trust:
46,913	AA+	Series 2003-8, Class 1A2, 6.320% due 10/25/33 (b)	46,963
335,244	AAA	Series 2005-7, Class A1, 5.580% due 11/25/35 (a)(b)	336,149
161,530	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 5.720% due 11/25/34 (a)(b)	161,906
328,472	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.401% due 10/25/35 (a)(b)	328,069
105,633	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 5.660% due 9/26/45 (a)(b)(d)	105,954
340,241	AAA	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.580% due 2/25/46 (a)(b)	341,290
250,079	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, PAC, 5.720% due 11/25/33 (a)(b)	251,269
69,527	AAA	MASTR ARM Trust, Series 2003-6, Class 5A1, 7.306% due 12/25/33 (b)	69,527
203,369	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.489% due 2/25/35 (a)(b)	200,815
224,033	AAA	New York Mortgage Trust Inc., Series 2005-2, Class A, 5.650% due 8/25/35 (a)(b)	225,481
400,000	AAA	Residential Accredit Loans Inc., Series 2006-QO7, Class 3A2, 5.525% due 9/25/46 (a)(b)	399,712
		Residential Asset Securitization Trust:
83,524	AAA	Series 2003-A11, Class A2, PAC, 5.770% due 11/25/33 (b)	83,744
249,125	AAA	Series 2004-A02, Class 1A3, PAC, 5.720% due 5/25/34 (a)(b)	250,009
199,134	AAA	Series 2004-A4, Class A2, PAC, 5.670% due 8/25/34 (a)(b)	199,304
88,494	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 5.720% due 6/25/33 (b)	88,697
		Sequoia Mortgage Trust:
14,768	AAA	Series 09, Class 2A, 6.937% due 9/20/32 (b)	14,782
235,731	AAA	Series 2003-2, Class A1, 5.650% due 6/20/33 (a)(b)	235,878
		Structured ARM Loan Trust:
20,120	AAA	Series 2004-01, Class 2A, 5.630% due 2/25/34 (b)	20,141
20,698	AAA	Series 2004-07, Class A1, 5.590% due 6/25/34 (b)	20,731
27,965	Aaa(c)	Series 2004-17, Class A1, 6.137% due 11/25/34 (b)	28,355
34,683	AAA	Series 2005-03XS, Class A2, 5.570% due 1/25/35 (b)	34,730

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         5

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 40.5% (continued)
		Structured Asset Mortgage Investments Inc.:
		Series 2002-AR1:
$22,967	AAA	Class 1A, 7.520% due 3/25/32 (b)	$22,966
356,699	AAA	Class 2A, 6.797% due 3/25/32 (a)(b)	356,893
97,196	AAA	Series 2003-AR2, Class A1, 5.690% due 12/19/33 (b)	97,220
64,173	AAA	Series 2005-AR3, Class 2A1, 7.352% due 8/25/35 (b)	64,472
		Series 2005-AR7:
172,177	AAA	Class 1A1, 7.530% due 12/27/35 (a)(b)	175,035
172,177	AAA	Class 1A2, 5.700% due 12/27/35 (a)(b)	173,182
438,035	AAA	Series 2006-AR6, Class 1A3, 5.510% due 7/25/36 (a)(b)	439,061
		Structured Asset Securities Corp.:
60,895	AA(e)	Series 1998-3, Class M1, 6.320% due 3/25/28 (b)	60,966
89,684	AA	Series 1998-8, Class M1, 6.260% due 8/25/28 (b)	89,786
45,078	AAA	Series 2002-08A, Class 7A1, 6.874% due 5/25/32 (b)	45,044
102,918	AAA	Series 2002-16A, Class 1A1, 7.690% due 8/25/32 (a)(b)	102,945
8,002	AAA	Series 2002-18A, Class 4A, 7.618% due 9/25/32 (b)	8,036
30,041	AAA	Series 2003-8, Class 2A9, 5.820% due 4/25/33 (b)	30,168
98,550	AAA(e)	Series 2004-NP1, Class A, 5.720% due 9/25/33 (b)(d)	98,662
149,669	AAA	Series 2005-RF3, Class 2A, 6.138% due 6/25/35 (a)(b)(d)	152,476
		Thornburg Mortgage Securities Trust:
33,095	AAA	Series 2004-01, Class I2A, 5.770% due 3/25/44 (b)	33,123
125,207	AAA	Series 2004-03, Class A, 5.690% due 9/25/34 (a)(b)	125,653
422,867	AAA	Series 2005-03, Class A4, 5.590% due 10/25/35 (a)(b)	422,793
323,225	AAA	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1, 4.763% due 8/20/35 (a)(b)	320,184
		Washington Mutual Inc.:
203,934	AAA	Series 2003-S6, Class 2A8, 5.720% due 7/25/18 (a)(b)	204,768
44,889	AAA	Series 2004-AR2, Class A, 6.414% due 4/25/44 (b)	45,027
351,638	AAA	Series 2005-AR11, Class A1A, 5.640% due 8/25/45 (a)(b)	352,744
249,266	AAA	Series 2005-AR19, Class A1A1, 5.590% due 12/25/45 (a)(b)	250,047
165,779	AAA	Series 2006-AR10, Class 1A1, 5.956% due 9/25/36 (a)(b)	167,907
		Washington Mutual Mortgage Pass-Through Certificates:
110,429	AAA	Series 2002-AR1, Class 1A1, 7.414% due 11/25/30 (a)(b)	110,042
461,453	AAA	Series 2006-AR18, Class 1A1, 5.364% due 1/25/37 (a)(b)	459,760
		Wells Fargo Mortgage Backed Securities Trust:
334,546	Aaa(c)	Series 2003-5, Class A4, PAC, 5.720% due 5/25/33 (a)(b)	336,726
179,825	AAA	Series 2004-Y, Class 1A1, 4.585% due 11/25/34 (a)(b)	178,286

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $16,081,590)	16,070,358

ASSET-BACKED SECURITIES — 25.4%
Automobiles — 1.7%
450,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A4, 5.400% due 5/7/12 (a)(b)	450,083

See Notes to Financial Statements.

6         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Automobiles — 1.7% (continued)
$215,953	AAA	Capital One Auto Finance Trust, Series 2004-B, Class A4, 5.430% due 8/15/11 (a)(b)	$216,134

		Total Automobiles	666,217

Credit Card — 0.9%
375,000	AAA	Capital One Master Trust, Series 2001-1, Class A, 5.520% due 12/15/10 (a)(b)	376,032

Diversified Financial Services — 0.8%
		Business Loan Express:
184,285	AAA	Series 2002-AA, Class A, 5.970% due 6/25/28 (a)(b)(d)	185,482
53,926	AAA	Series 2003-2A, Class A, 6.120% due 1/25/32 (b)(d)	54,783
92,209	AAA	Series 2003-AA, Class A, 6.270% due 5/15/29 (b)(d)	93,049

		Total Diversified Financial Services	333,314

Home Equity — 19.7%
30,214	AAA	Ameriquest Mortgage Securities Inc., Series 2004-R8, Class A5, 5.690% due 9/25/34 (b)	30,264
30,314	AAA	Argent Securities Inc., Series 2004-W10, Class A2, 5.710% due 10/25/34 (b)	30,355
100,682	AAA	Asset-Backed Securities Corp., Home Equity Loan Trust, Series 2001-HE3, Class A1, 5.860% due 11/15/31 (a)(b)	100,760
430,000	AAA	Bayview Financial Acquisition Trust, Series 2003-G, Class A1, 5.920% due 1/28/39 (a)(b)	430,537
123,163	AAA	Bear Stearns Asset-Backed Securities I Trust, Series 2004-B01, Class 2A2, 5.720% due 9/25/34 (a)(b)	123,345
		Bear Stearns Asset-Backed Securities Inc.:
209,368	AAA	Series 2003-1, Class A1, 5.820% due 11/25/42 (a)(b)	209,839
254,498	AAA	Series 2003-SD1, Class A, 5.770% due 12/25/33 (a)(b)	255,754
60,065	AAA	Series 2003-SD3, Class A, 5.800% due 10/25/33 (b)	60,247
81,130	AAA	Carrington Mortgage Loan Trust, Series 2005-NC2, Class A2, 5.560% due 5/25/35 (b)	81,192
107,738	AAA	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.630% due 1/25/33 (a)(b)	107,852
55,040	AAA(e)	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.870% due 7/25/43 (b)(d)	55,199
543,045	AAA	Centex Home Equity, Series 2005-D, Class AV2, 5.590% due 10/25/35 (a)(b)	543,382
		Countrywide Asset-Backed Certificates:
286,032	AAA	Series 2004-6, Class 2A4, 5.770% due 11/25/34 (a)(b)	287,883
255,692	AAA	Series 2006-SD2, Class 1A1, 5.670% due 11/25/36 (a)(b)(d)	255,507
305,542	AAA	Series 2006-SD3, Class A1, 5.650% due 7/25/36 (a)(b)(d)	305,122
118,817	AAA	Countrywide Home Equity Loan Trust, Series 2004-J, Class 2A, 5.610% due 12/15/33 (a)(b)	119,016
78,658	AAA	Fieldstone Mortgage Investment Corp., Series 2005-1, Class 2A2, 5.540% due 3/25/35 (b)	78,719

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         7

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Home Equity — 19.7% (continued)
$104,774	AAA	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FFH4, Class 1A1, 5.620% due 1/25/35 (a)(b)	$104,898
25,189	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 6.240% due 8/25/32 (b)	25,217
400,000	AAA	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.530% due 11/25/36 (a)(b)	399,920
271,425	AAA	GSAMP Trust, Series 2006-SEA1, Class A, 5.620% due 5/25/36 (a)(b)(d)	270,548
314,143	AAA	Merrill Lynch Mortgage Investors Trust, Series 2006-SD1, Class A, 5.600% due 1/25/47 (a)(b)	314,191
390,000	AA+	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 5.940% due 8/25/34 (a)(b)	389,593
418,322	AAA	Option One Mortgage Loan Trust, Series 2003-01, Class A2, 5.740% due 2/25/33 (a)(b)	418,790
		RAAC:
278,296	AAA	Series 2006-RP2, Class A, 5.570% due 2/25/37 (a)(b)(d)	278,411
286,915	AAA	Series 2006-RP3, Class A, 5.590% due 5/25/36 (a)(b)(d)	286,287
414,115	AAA	Series 2006-RP4, Class A, 5.610% due 1/25/46 (a)(b)(d)	413,897
		Renaissance Home Equity Loan Trust:
187,267	AAA	Series 2003-2, Class A, 5.760% due 8/25/33 (a)(b)	187,745
240,262	AAA	Series 2003-3, Class A, 5.820% due 12/25/33 (a)(b)	241,997
128,135	AAA	Residential Asset Securities Corp., Series 2002-KS4, Class AIIB, 5.820% due 7/25/32 (a)(b)	128,249
		SACO I Trust:
52,299	Aaa(c)	Series 2005-02, Class A, 5.520% due 4/25/35 (b)(d)	52,330
171,507	AAA	Series 2005-08, Class A1, 5.600% due 11/25/20 (a)(b)	171,595
229,881	AAA	Series 2005-10, Class 1A, 5.580% due 6/25/36 (a)(b)	230,081
78,097	AAA	Series 2005-WM3, Class A1, 5.580% due 9/25/35 (b)	78,137
235,317	AAA	Series 2006-5, Class 1A, 5.470% due 4/25/36 (a)(b)	235,374
26,903	AAA	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 5.570% due 3/25/32 (b)	26,927
27,022	AAA	Soundview Home Equity Loan Trust, Series 2003-1, Class A, 5.770% due 8/25/31 (b)	27,065
4,046	Aaa(c)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 5.660% due 1/25/34 (b)	4,052
		Structured Asset Investment Loan Trust:
55,481	AAA	Series 2003-BC1, Class A2, 5.660% due 1/25/33 (b)	55,538
43,553	AAA	Series 2005-2, Class A3, 5.570% due 3/25/35 (b)	43,585
310,471	AAA	Truman Capital Mortgage Loan Trust, Series 2005-01, Class A, 5.750% due 3/25/37 (a)(b)(d)	310,471
68,659	AAA	Wachovia Asset Securitization Inc., Series 2003-HE1, Class A1, 5.610% due 3/25/33 (b)	68,746

		Total Home Equity	7,838,617

Other — 1.3%
		Lehman XS Trust:
110,393	AAA	Series 2005-2, Class 2A1A, 5.470% due 8/25/35 (a)(b)	110,500

See Notes to Financial Statements.

8         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Other — 1.3% (continued)
$372,594	AAA	Series 2006-16N, Class A4B, 5.560% due 11/25/46 (a)(b)	$374,155

		Total Other	484,655

Student Loan — 1.0%
395,265	AAA	Carrington Mortgage Loan Trust, Series 2005-NC5, Class A2, 5.640% due 10/25/35 (a)(b)	396,172

		TOTAL ASSET-BACKED SECURITIES (Cost — $10,096,912)	10,095,007

CORPORATE BONDS & NOTES — 6.7%
Apparel — 0.0%
5,000	B	Levi Strauss & Co., Senior Notes, 8.875% due 4/1/16	5,394
3,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	3,127

		Total Apparel	8,521

Auto Manufacturers — 0.5%
200,000	BBB	DaimlerChrysler NA Holding Corp., 5.810% due 8/3/09 (a)(b)	201,108

Banks — 1.3%
200,000	A-	Glitnir Banki HF, Bond, 5.829% due 1/18/12 (a)(b)(d)	201,258
200,000	Aa3(c)	Landsbanki Islands HF, Senior Notes, 6.060% due 8/25/09 (a)(b)(d)	202,293
100,000	BB	TuranAlem Finance BV, Bond, 6.730% due 1/22/09 (a)(b)(d)	100,250

		Total Banks	503,801

Chemicals — 0.0%
5,000	B-	Momentive Performance Materials Inc., Senior Notes, 9.750% due 12/1/14 (d)	5,313

Commercial Services — 0.0%
5,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	5,100
5,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	5,450

		Total Commercial Services	10,550

Diversified Financial Services — 1.5%
200,000	AA-	Goldman Sachs Group Inc., Notes, 5.540% due 2/6/12 (a)(b)	200,098
200,000	Aa3(c)	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (a)(d)	203,172
200,000	BBB-	Residential Capital Corp., Senior Notes, 6.457% due 4/17/09 (a)(b)	199,744

		Total Diversified Financial Services	603,014

Electric — 0.1%
5,000	B+	Midwest Generation LLC, Secured Notes, 8.750% due 5/1/34	5,550
10,000	B	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	10,387

		Total Electric	15,937

Energy — 0.0%
5,000	CCC+	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (b)(d)	5,188

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         9

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Health Care-Services — 0.1%
$23,000	B-	HCA Inc., Senior Notes, 6.250% due 2/15/13	$21,217
30,000	CCC+	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	30,900

		Total Health Care-Services	52,117

Media — 0.5%
200,000	BBB	Viacom Inc., Senior Notes, 5.700% due 6/16/09 (a)(b)	200,667

Mining — 0.0%
10,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	10,962

Oil & Gas — 1.6%
200,000	BBB-	Anadarko Petroleum Corp., Senior Notes, 5.755% due 9/15/09 (a)(b)	200,564
5,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	5,038
410,000	BBB	Pemex Project Funding Master Trust, Senior Notes, 5.948% due 12/3/12 (a)(b)	414,817

		Total Oil & Gas	620,419

Pharmaceuticals — 0.0%
5,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	4,938

Retail — 0.1%
10,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.981% due 1/15/14 (b)	9,462
5,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	5,644

		Total Retail	15,106

Telecommunications — 1.0%
200,000	BBB+	Telecom Italia Capital, 5.969% due 7/18/11 (a)(b)	201,739
200,000	A-	Vodafone Group PLC, 5.640% due 2/27/12 (a)(b)	200,487

		Total Telecommunications	402,226

		TOTAL CORPORATE BONDS & NOTES (Cost — $2,655,133)	2,659,867

MORTGAGE-BACKED SECURITIES — 6.1%
FHLMC — 0.5%
184,910		Federal Home Loan Mortgage Corp. (FHLMC), 6.868% due 1/1/27 (a)(b)	186,553

FNMA — 5.6%
		Federal National Mortgage Association (FNMA):
445,586		5.212% due 9/1/35 (a)(b)	448,659
1,600,000		5.000% due 5/14/37 (f)	1,546,000
231,388		5.642% due 5/1/42 (a)(b)	234,362

		Total FNMA	2,229,021

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $2,413,057)	2,415,574

SOVEREIGN BOND — 0.8%
Russia — 0.8%
$278,600	BBB+	Russian Federation, 7.500% due 3/31/30 (a)(b) (Cost — $315,175)	316,732

See Notes to Financial Statements.

10         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

U.S. GOVERNMENT AGENCIES — 12.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
	One Year CMT ARM:
$128,078	7.022% due 2/1/23 (a)(b)	$129,569
291,627	6.993% due 4/1/26 (a)(b)	293,235
82,248	7.144% due 7/1/29 (b)	83,840
74,650	7.200% due 8/1/30 (b)	75,677
75,423	5.242% due 10/1/33 (b)	76,685
346,308	One Year LIBOR, 4.070% due 5/1/33 (a)(b)	344,800
	Federal National Mortgage Association (FNMA):
204,624	12.000% due 4/1/16 (a)	237,170
	One Year CMT ARM:
173,974	6.637% due 8/1/15 (a)(b)	173,715
162,254	6.371% due 4/1/20 (a)(b)	162,346
216,846	6.990% due 11/1/25 (a)(b)	217,574
289,033	7.188% due 1/1/26 (a)(b)	295,538
324,601	7.061% due 7/1/26 (a)(b)	330,357
184,453	6.878% due 5/1/28 (a)(b)	185,536
87,851	7.168% due 5/1/28 (b)	89,843
159,263	7.227% due 9/1/30 (a)(b)	161,452
68,240	4.722% due 9/1/32 (b)	68,852
24,343	7.290% due 1/1/33 (b)	24,702
79,402	4.277% due 2/1/33 (b)	80,523
73,723	4.033% due 5/1/33 (b)	74,167
197,167	3.614% due 9/1/33 (a)(b)	195,076
	One Year LIBOR:
11,809	6.991% due 1/1/33 (b)	12,113
171,896	4.050% due 7/1/33 (a)(b)	171,885
96,321	4.067% due 10/1/33 (b)	95,092
230,739	4.706% due 10/1/34 (a)(b)	229,247
	Six Month LIBOR:
106,664	4.350% due 4/1/33 (a)(b)	106,705
80,470	7.555% due 4/1/33 (b)	80,896
70,113	4.540% due 5/1/33 (b)	70,273
30,072	4.422% due 6/1/33 (b)	30,077
291,783	4.498% due 10/1/34 (a)(b)	288,731
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
87,647	5.375% due 5/20/26 (b)	88,664
51,467	5.375% due 5/20/32 (b)	52,043
255,010	5.000% due 1/20/35 (a)(b)	257,345
206,131	4.000% due 2/20/35 (a)(b)	205,194

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $5,026,980)	4,988,922

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         11

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

U.S. TREASURY INFLATION PROTECTED SECURITIES — 3.6%
	U.S. Treasury Notes, Inflation Indexed:
$1,025,070	2.375% due 4/15/11 (a)	$1,039,486
104,603	1.875% due 7/15/15 (a)	102,392
302,244	2.500% due 7/15/16 (a)	310,439

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $1,421,246)	1,452,317

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $38,010,093)	37,998,777

SHORT-TERM INVESTMENTS — 9.1%
Corporate Bond & Note — 0.5%
190,000	HSBC Bank USA, Notes, Series JSC, 6.250% due 6/15/07 (b)(d)	190,000

U.S. Government Agency — 0.4%
180,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (g)(h)	178,625

Repurchase Agreement — 8.2%
3,244,000	Nomura Securities International Inc. repurchase agreement dated 4/30/07, 5.170% due 5/1/07; Proceeds at maturity — $3,244,466; (Fully collateralized by U.S. government agency obligations, 0.000% to 7.270% due 12/3/07 to 7/27/26; Market value — $3,308,984) (a)	3,244,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $3,612,625)	3,612,625

	TOTAL INVESTMENTS — 104.8% (Cost — $41,622,718#)	41,611,402
	Liabilities in Excess of Other Assets — (4.8)%	(1,891,415)

	TOTAL NET ASSETS — 100.0%	$39,719,987

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts and to-be-announced (“TBA”) securities.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	Rating by Moody’s Investors Service.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rating by Fitch Ratings Service.

(f)	This security is traded on a TBA basis (See Note 1).

(g)	Rate shown represents yield-to-maturity.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 14 and 15 for definitions of ratings.

See Notes to Financial Statements.

12         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDC	— Capital Mortgage
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
GMAC	— General Motors Acceptance Corp.
GSAMP	— Goldman Sachs Mortgage Corp.
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         13

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard and Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa and Ca	— Bonds rated “Caa” and “Ca” are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.
C	— Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

14         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch’’) — Ratings from “AA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AA	— Bonds rated “AA” are considered to be investment-grade and of very high credit quality. The obligator’s ability to pay interest and/or dividends and repay principal is very strong.
A

— Bonds rated “A” are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB

— Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB

— Bonds rated “BB” indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business of financial alternatives may be available to allow financial commitments to be met.

B

— Bonds rated “B” indicate that significant credit risk is present, but a limited margin of safety remains. Financial Commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C

— Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         15

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $41,622,718)	$41,611,402
Cash	278
Interest receivable	112,640
Principal paydown receivable	2,351
Receivable for Fund shares sold	1,209
Prepaid expenses	444

Total Assets	41,728,324

LIABILITIES:
Payable for securities purchased	1,946,992
Payable for Fund shares repurchased	24,018
Investment management fee payable	17,931
Distribution fees payable	3,261
Payable to broker — variation margin on open futures contracts	2,863
Directors’/Trustees’ fees payable	1,113
Accrued expenses	12,159

Total Liabilities	2,008,337

Total Net Assets	$39,719,987

NET ASSETS:
Par value (Note 4)	$40
Paid-in capital in excess of par value	39,717,662
Undistributed net investment income	370,339
Accumulated net realized loss on investments, futures contracts and options written	(329,572)
Net unrealized depreciation on investments and futures contracts	(38,482)

Total Net Assets	$39,719,987

Shares Outstanding	3,954,307

Net Asset Value	$10.04

See Notes to Financial Statements.

16         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$1,050,133

EXPENSES:
Investment management fee (Note 2)	108,576
Distribution fees (Note 2)	49,353
Audit and tax	13,191
Legal fees	11,309
Directors’/Trustees’ fees (Note 9)	8,583
Shareholder reports	5,539
Restructuring fees (Note 9)	2,157
Custody fees	1,191
Insurance	201
Transfer agent fees	54
Miscellaneous expenses	2,048

Total Expenses	202,202
Less: Fee waivers and/or expense reimbursements (Notes 2 and 9)	(30,976)

Net Expenses	171,226

Net Investment Income	878,907

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND OPTIONS WRITTEN (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	12,490
Futures contracts	(66,253)
Options written	20,025

Net Realized Loss	(33,738)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	71,934
Futures contracts	17,123

Change in Net Unrealized Appreciation/Depreciation	89,057

Net Gain on Investments, Futures Contracts and Options Written	55,319

Increase in Net Assets From Operations	$934,226

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         17

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$878,907	$1,584,180
Net realized loss	(33,738)	(53,882)
Change in net unrealized appreciation/depreciation	89,057	43,688

Increase in Net Assets From Operations	934,226	1,573,986

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(1,800,003)	(1,200,004)

Decrease in Net Assets From Distributions to Shareholders	(1,800,003)	(1,200,004)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	2,730,677	10,095,957
Reinvestment of distributions	1,800,003	1,200,004
Cost of shares repurchased	(3,770,786)	(10,159,197)

Increase in Net Assets From Fund Share Transactions	759,894	1,136,764

Increase (Decrease) in Net Assets	(105,883)	1,510,746
NET ASSETS:
Beginning of period	39,825,870	38,315,124

End of period*	$39,719,987	$39,825,870

* Includes undistributed net investment income of:	$370,339	$1,291,435

See Notes to Financial Statements.

18         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	2007(1)		2006†		2005†	2004†	2003(2)†
Net Asset Value, Beginning of Period	$10.28		$10.18		$10.10	$10.01	$10.00

Income (Loss) From Operations:
Net investment income	0.23		0.42		0.24	0.09	0.01
Net realized and unrealized gain (loss)	—		(0.01)		(0.05)	0.03	—

Total Income From Operations	0.23		0.41		0.19	0.12	0.01

Less Distributions From:
Net investment income	(0.47)		(0.31)		(0.11)	(0.03)	—

Total Distributions	(0.47)		(0.31)		(0.11)	(0.03)	—

Net Asset Value, End of Period	$10.04		$10.28		$10.18	$10.10	$10.01

Total Return(3)	2.29%		4.09%		1.87%	1.24%	0.10%

Net Assets, End of Period (millions)	$40		$40		$38	$24	$11

Ratios to Average Net Assets:
Gross expenses	1.02	%(4)(5)	1.03%		1.13%	1.31%	4.72	%(4)
Net expenses(6)(7)	0.87	(4)(5)	0.87		0.98	1.00	1.00	(4)
Net investment income	4.45	(4)	3.98		2.49	1.19	0.87	(4)

Portfolio Turnover Rate	31	%(8)	45	%(8)	12%	68%	3%

(1)	For the six months ended April 30, 2007 (unaudited).

(2)	For the period September 12, 2003 (commencement of operations) to October 31, 2003.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.00% and 0.85%, respectively (Note 9).

(6)

As a result of a contractual expense limitation, effective October 31, 2005 through February 28, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 1.00%. Prior to October 31, 2005 and effective March 31, 2007, the Fund had a 1.00% voluntary expense limitation that maybe terminated at any time.

(7)	Reflects fee waivers and/or expense reimbursements.
(8)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 52% and 77% for the six months ended April 30, 2007 and for the year ended October 31, 2006, respectively.

†	For a share of capital stock outstanding for the periods prior to April 27, 2007.

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Adjustable Rate Income Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 27, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts.

20         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund interest paid on the securities. The Fund is typically compensated in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pend -

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

ing a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a TBA basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

22         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Prior to February 28, 2007, the Fund had a contractual expense limitation in place of 1.00%. Effective March 1, 2007, the 1.00% expense limitation became voluntary.

During the six months ended April 30, 2007, the Fund was reimbursed for expenses amounting to $1,364.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

The Trust, on behalf of the Fund, has adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund shall pay a fee in an amount not to exceed 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The Trust has agreed to waive 0.15% of the Rule 12b-1 distribution plan fees for the Fund. For the six months ended April 30, 2007, Rule 12b-1 distribution plan fees of $29,612 were waived for the Fund.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$9,738,602	$2,317,617

Sales	8,518,032	3,126,392

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$83,073
Gross unrealized depreciation	(94,389)

Net unrealized depreciation	$(11,316)

At April 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Notes 2 Year Futures	106	6/07	$21,665,296	$21,700,188	$34,892
EuroDollar Futures	22	9/07	5,221,535	5,214,000	(7,535)

					27,357

Contracts to Sell:
U.S. Treasury Notes 5 Year Futures	16	6/07	$1,683,436	$1,693,250	$(9,814)
U.S. Treasury Notes 10 Year Futures	48	6/07	5,155,041	5,199,750	(44,709)

					(54,523)

Net Unrealized Loss on Open Futures Contracts					$(27,166)

During the six months ended April 30, 2007, the Fund had the following written option transactions:

	Number of Contracts	Premiums Received
Options written, outstanding at October 31, 2006	—	—
Options written	230	$74,897
Options closed	(215)	(68,878)
Options expired	(15)	(6,019)

Options written, outstanding at April 30, 2007	—	—

During the six months ended April 30, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $7,948,367. For the six months ended April 30, 2007, the Fund recorded interest income of $96 related to such mortgage dollar rolls.

At April 30, 2007, the Fund held TBA securities with a total cost of $1,546,500.

4.	Shares of Beneficial Interest

At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a Fund represents an identical interest and has the same rights. Prior to April 27, 2007, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other

24         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Shares sold	271,685	998,394
Shares issued on reinvestment	182,186	120,846
Shares repurchased	(375,082)	(1,006,561)

Net Increase	78,789	112,679

5.	Capital Loss Carryforwards

On October 31, 2006, the Fund had a net capital loss carryforward of $340,123, of which $2,911 expires in 2011, $38,733 expires in 2012, $77,596 expires in 2013 and $220,883 expires in 2014. These amounts will be available to offset any future taxable capital gains.

6.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the manager to the Fund at the time, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Boards selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*  *  *

26         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

9.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portion of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary for expense cap purposes and are not subject to the Fund’s expense limitation agreement.

10.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

28         Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2007 Semi-Annual Report         29

Legg Mason Partners Variable Adjustable Rate Income Portfolio

TRUSTEES

Elliot J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
    Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Adjustable Rate Income Portfolio.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD04230 6/07	SR07-349

Legg Mason Partners Variable Adjustable Rate Income Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE

INCOME PORTFOLIO

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date: June 28, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Variable Income Trust

Date: June 28, 2007